Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Jul. 16, 2021	Feb. 19, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares registered and available for grant	2,712,803	5,508,797
Mr. Blome [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected benefit to earnings from recapture of non-cash stock compensation expense				$ 2.5
2017 Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares registered and available for grant	3,105,208	5,642,247
Number of common shares available for issue			4,299,904
Calyxt, Inc. Equity Employee Inducement Incentive Plan [Member] | PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares registered and available for grant			600,000